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One Security Benefit Place · Topeka, Kansas 66636-0001
800.888.2461 · SecurityBenefit.com

November 12, 2013

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333-41180 and 333-120399
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Advantage Funds, Inc.	0000914775	October 31, 2013
AIM Counselor Series Trust (Invesco Counselor Series Trust)	0001112996	November 8, 2013
Neuberger Berman Equity Funds	0000044402	November 4, 2013
Oppenheimer Developing Markets Fund	0001015986	October 30, 2013
Prudential Jennison Mid-Cap Growth Fund, Inc.	0001022624	October 30, 2013

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President and Associate General Counsel
Security Benefit Life Insurance Company